Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	FIDELITY OXFORD STREET TRUST
Central Index Key	0000028540
Amendment Flag	false
Document Creation Date	Dec 11, 2012
Document Effective Date	Dec 11, 2012
Prospectus Date	Apr 28, 2012

Fidelity Four-in-One Index Fund

Supplement to the
Fidelity® Four-in-One
Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY OXFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity Four-in-One Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fost_SupplementTextBlock

Supplement to the
Fidelity® Four-in-One
Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY OXFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 11, 2012